UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA FLEXIBLE INCOME FUND]

 ==========================================================

        SEMIANNUAL REPORT
        USAA FLEXIBLE INCOME FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JUNE 30, 2014

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL              [PHOTO OF BROOKS ENGLEHARDT]
THAN THE MARKET'S INITIAL EXPECTATIONS."

--------------------------------------------------------------------------------

AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

================================================================================

uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER COMMENTARY                                                            2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   13

  Notes to Portfolio of Investments                                          19

  Financial Statements                                                       22

  Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT(S)                                                        48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA FLEXIBLE INCOME FUND (THE FUND) SEEKS TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, the Fund will invest in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating. In addition to investment-grade U.S. bonds, the Fund also may invest to a significant extent in high-yield bonds, bank loans, non-dollar-denominated bonds, preferred stocks, and common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER COMMENTARY ON THE FUND

ARNOLD J. ESPE, CFA                                    [PHOTO OF ARNOLD J. ESPE]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA FLEXIBLE INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended June 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 8.37%, 8.44%, and 8.25%, respectively. This compares to a total return of 3.93% for the Barclays U.S. Aggregate Bond Index, a benchmark of the Fund, and 4.74% for the Lipper Multi-Sector Income Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   During January of this year, interest rates trended downward on concern about emerging markets and geopolitical turmoil, as well as the potential impact on the U.S. economy of unusually harsh winter weather. Bond prices, which generally move in the opposite direction of interest rates, rose. Also in January, and as anticipated, the U.S. Federal Reserve (the Fed)

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

2  | USAA FLEXIBLE INCOME FUND

================================================================================

   began reducing (or tapering) its asset purchases and continued to trim them every month through the end of the reporting period. Though longer-term interest rates were expected to increase in response to Fed tapering, they declined instead. At the same time, bond prices appreciated, with investors favoring higher-yielding issues in the low interest rate environment. Both U.S. and international stocks posted gains. Gold-mining stocks recorded positive returns as the price of gold rallied.

o  HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

   The Fund generated a solid gain during the reporting period, benefiting from the strength of the bond market. It also benefited from its holdings of investment-grade corporate bonds and high-yield corporate bonds. Corporate bonds outperformed U.S. Treasuries during the reporting period, as credit spreads narrowed and investors sought higher-yielding securities. (Credit spreads represent the difference in yields between corporate bonds and U.S. Treasuries of similar maturity.) The Fund's investments in commercial mortgage-backed securities also added to relative returns. Individual issue selection in the energy sector - particularly the oil and gas exploration and production industry and pipeline companies - enhanced returns. Investments in the subordinated debt of property and casualty companies and life insurers also added to performance. Additionally, the Fund's significant allocation to common stocks contributed positively. In particular, the Fund's position in gold-mining stocks added to results, as gold prices rose. Investments in mortgage real estate investment trusts, which appreciated, also enhanced Fund returns.

   During the reporting period, the Fund continued to benefit from our focus on income. In managing the Fund, we concentrated our purchases on income-producing securities that we believe have the most attractive opportunity for total return, regardless of maturity or credit rating. We relied on our skilled research analysts to help us identify attractive opportunities among high-yield corporate bonds and investment-grade corporate bonds. To position the Fund for future interest rate increases, the Fund had investments in floating rate securities, such as bank loans.

================================================================================

                                             MANAGER COMMENTARY ON THE FUND |  3

================================================================================

   The Fund's duration (a measure of its sensitivity to interest rates) remained relatively short.

o  WHAT IS THE OUTLOOK?

   At the end of the reporting period, a number of economic indicators - such as job growth, improving consumer sentiment, new home construction, and manufacturing activity - suggested the U.S. economic recovery was continuing and that the first-quarter contraction may have been temporary. Even so, we expect the economy to remain on a slow-growth track. If it continues to strengthen, we believe that the Fed is likely to finish tapering by the end of 2014. In the months ahead, we expect interest rates to increase gradually. Accordingly, we favor segments of the bond market that are more sensitive to credit risk than interest-rate risk. At the end of the reporting period, we have a positive outlook on corporate bonds. We also have a positive outlook on gold and gold mining companies. Gold remains a hedge against potential inflation and currency devaluation, and we think gold-mining stocks and bonds are attractively valued based on their business fundamentals. We have maintained the portfolio's short position in Japanese government bond and currency futures because we expect Japanese interest rates to rise and the yen to depreciate.

   Going forward, we will continue to seek attractive investment opportunities, relying on the skill and judgment of our experienced research analysts as we strive to provide positive absolute returns over time though a combination of income and capital appreciation.

   We appreciate the opportunity to serve your investment needs.

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4  | USAA FLEXIBLE INCOME FUND

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INVESTMENT OVERVIEW

USAA FLEXIBLE INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USFIX)

--------------------------------------------------------------------------------
                                               6/30/14            12/31/13*
--------------------------------------------------------------------------------
Net Assets                                $59.0 Million        $31.6 Million
Net Asset Value Per Share                    $10.60                $9.99

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------

   12/31/13 - 6/30/14**                             SINCE INCEPTION 7/12/13**
          8.37%                                              10.56%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13***
--------------------------------------------------------------------------------

                                      1.01%


               (Includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*The Fund Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company
(the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's
Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. If the total annual operating expense ratio of the Fund
Shares is lower than 1.00%, the Fund Shares will operate at the lower expense ratio. The expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                USAA FLEXIBLE INCOME               BARCLAYS U.S. AGGREGATE
                    FUND SHARES                         BOND INDEX
 7/31/2013           $10,000.00                           $10,000.00
 8/31/2013             9,934.92                             9,948.88
 9/30/2013             9,977.26                            10,043.07
10/31/2013            10,152.37                            10,124.27
11/30/2013            10,110.84                            10,086.36
12/31/2013            10,202.15                            10,029.36
 1/31/2014            10,384.25                            10,177.55
 2/28/2014            10,575.79                            10,231.66
 3/31/2014            10,588.85                            10,214.23
 4/30/2014            10,699.95                            10,300.43
 5/31/2014            10,838.44                            10,417.70
 6/30/2014            11,056.41                            10,423.09

                                   [END CHART]

                         Data from 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Shares to the following benchmark:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Fund Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA FLEXIBLE INCOME FUND

================================================================================

USAA FLEXIBLE INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIFIX)

--------------------------------------------------------------------------------
                                               6/30/14            12/31/13*
--------------------------------------------------------------------------------
Net Assets                                $109.1 Million       $97.1 Million
Net Asset Value Per Share                     $10.60               $9.99

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------

   12/31/13 - 6/30/14**                             SINCE INCEPTION 7/12/13**
          8.44%                                               10.71%
--------------------------------------------------------------------------------
                             EXPENSE RATIOS AS OF 12/31/13***
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT    0.89%                 AFTER REIMBURSEMENT    0.81%

               (Includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* The Institutional Shares commenced operations on July 12, 2013.
**Total returns for periods of less than one year are not annualized. This return is cumulative.
***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Institutional Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. If the total annual operating expense ratio of the Institutional Shares is lower than 0.80%, the Fund's Institutional Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA FLEXIBLE INCOME FUND               BARCLAYS U.S. AGGREGATE
                INSTITUTIONAL SHARES                       BOND INDEX
 7/31/2013          $10,000.00                            $10,000.00
 8/31/2013            9,937.29                              9,948.88
 9/30/2013            9,980.78                             10,043.07
10/31/2013           10,156.99                             10,124.27
11/30/2013           10,116.46                             10,086.36
12/31/2013           10,209.04                             10,029.36
 1/31/2014           10,392.47                             10,177.55
 2/28/2014           10,585.52                             10,231.66
 3/31/2014           10,600.17                             10,214.23
 4/30/2014           10,712.36                             10,300.43
 5/31/2014           10,851.85                             10,417.70
 6/30/2014           11,070.52                             10,423.09

                                   [END CHART]

                         Data from 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Institutional Shares to the benchmark listed above (see page 6 for the benchmark definition).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA FLEXIBLE INCOME FUND

================================================================================

USAA FLEXIBLE INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAFIX)

--------------------------------------------------------------------------------
                                               6/30/14            12/31/13*
--------------------------------------------------------------------------------
Net Assets                                  $5.4 Million        $5.0 Million
Net Asset Value Per Share                      $10.60               $9.99

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------

   12/31/13 - 6/30/14**                             SINCE INCEPTION 7/12/13**
          8.25%                                                10.30%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 12/31/13***
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT    1.55%                 AFTER REIMBURSEMENT    1.26%

               (Includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* The Adviser Shares commenced operations on July 12, 2013.
** Total returns for periods of less than one year are not annualized. This return is cumulative.
***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees to limit the exenses of the Fund so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.25% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. If the total annual operating expense ratio of the Adviser Shares is lower than 1.25%, the Fund's Adviser Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA FLEXIBLE INCOME FUND               BARCLAYS U.S. AGGREGATE
                   ADVISER SHARES                           BOND INDEX
 7/31/2013            $10,000.00                           $10,000.00
 8/31/2013              9,931.57                             9,948.88
 9/30/2013              9,971.49                            10,043.07
10/31/2013             10,143.69                            10,124.27
11/30/2013             10,101.91                            10,086.36
12/31/2013             10,189.94                            10,029.36
 1/31/2014             10,369.42                            10,177.55
 2/28/2014             10,557.97                            10,231.66
 3/31/2014             10,569.36                            10,214.23
 4/30/2014             10,677.02                            10,300.43
 5/31/2014             10,810.78                            10,417.70
 6/30/2014             11,030.34                            10,423.09

                                   [END CHART]

                         Data from 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Flexible Income Fund Adviser Shares to the benchmark listed above (see page 6 for benchmark definition).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Adviser Shares' inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA FLEXIBLE INCOME FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                  AS OF 6/30/14
                                (% of Net Assets)

                                                COUPON RATE %    % OF NET ASSETS
                                                --------------------------------
St. Barbara Ltd. ............................       8.88%              2.9%
Allied Nevada Gold Corp. ....................       8.75%              1.9%
Southern Union Co. ..........................       3.24%              1.9%
Merrill Lynch Mortgage Trust ................       6.03%              1.8%
Trans-Canada Pipelines Ltd. .................       6.35%              1.8%
Forestar USA Real Estate Group, Inc. ........       8.50%              1.8%
Toys R Us Property Co. II, LLC ..............       8.50%              1.8%
PPL Capital Funding, Inc. ...................       6.70%              1.8%
Glen Meadow Pass-Through Trust ..............       6.51%              1.7%
Wachovia Bank Commercial Mortgage Trust .....       5.37%              1.7%

You will find a complete list of securities that the Fund owns on pages 13-18.

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         o ASSET ALLOCATION* - 6/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                40.5%
COMMON STOCKS                                                        17.9%
COMMERCIAL MORTGAGE SECURITIES                                       15.1%
MONEY MARKET INSTRUMENTS                                              9.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                     8.5%
PREFERRED STOCKS                                                      3.6%
COLLATERALIZED MORTGAGE OBLIGATIONS                                   2.1%
U.S. TREASURY SECURITIES                                              0.6%

Percentages are of the net assets of the Fund and may not equal 100%.

* Excludes Futures

================================================================================

12  | USAA FLEXIBLE INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (40.5%)

             CONSUMER DISCRETIONARY (1.8%)
             ----------------------------
             SPECIALTY STORES (1.8%)
  $ 3,000    Toys R Us Property Co. II, LLC(a)                 8.50%     12/01/2017         $  3,079
                                                                                            --------
             ENERGY (10.5%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (2.3%)
    2,000    Fieldwood Energy, LLC(a),(b)                      8.38       9/30/2020            2,066
    2,000    Quicksilver Resources, Inc.(b)                    7.00       6/21/2019            1,959
                                                                                            --------
                                                                                               4,025
                                                                                            --------
             OIL & GAS STORAGE & TRANSPORTATION (8.2%)
    2,700    DCP Midstream, LLC(c)                             5.85       5/21/2043            2,579
      650    Enbridge Energy Partners, LP                      8.05      10/01/2037              736
    2,925    Energy Transfer Partners, LP                      3.24(d)   11/01/2066            2,717
    2,000    Enterprise Products Operating, LLC                7.00       6/01/2067            2,132
    2,500    NuStar Logistics, LP                              7.63       1/15/2043            2,735
    4,000    Southern Union Co.(a)                             3.24(d)   11/01/2066            3,316
                                                                                            --------
                                                                                              14,215
                                                                                            --------
             Total Energy                                                                     18,240
                                                                                            --------
             FINANCIALS (16.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    2,000    Walter Investment Management Corp.(c)             7.88      12/15/2021            2,100
                                                                                            --------
             LIFE & HEALTH INSURANCE (5.0%)
    2,333    Delphi Financial Group, Inc.                      7.38       5/15/2037            2,292
    1,000    Lincoln National Corp.                            7.00       5/17/2066            1,045
    2,800    Lincoln National Corp.                            6.05       4/20/2067            2,845
    2,481    StanCorp Financial Group, Inc.                    6.90       6/01/2067            2,599
                                                                                            --------
                                                                                               8,781
                                                                                            --------
             MULTI-LINE INSURANCE (2.9%)
    3,000    Glen Meadow Pass-Through Trust(a),(c)             6.51       2/12/2067            2,985
    2,000    Nationwide Mutual Insurance Co.(c)                5.81      12/15/2024            2,050
                                                                                            --------
                                                                                               5,035
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    3,000    JPMorgan Chase Capital XXI(a)                     1.17(d)    2/02/2037            2,534
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)(g)     SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (3.0%)
$   2,000    AmTrust Financial Services, Inc.(a),(c)           6.13%      8/15/2023         $  2,030
      130    Ironshore Holdings, Inc.(c)                       8.50       5/15/2020              155
    3,200    Oil Insurance Ltd.(c)                             3.22(d)            -(e)         2,976
                                                                                            --------
                                                                                               5,161
                                                                                            --------
             REAL ESTATE DEVELOPMENT (1.8%)
    3,000    Forestar USA Real Estate Group, Inc.(c)           8.50       6/01/2022            3,120
                                                                                            --------
             REGIONAL BANKS (0.6%)
    1,000    Citizens Funding Trust I                          7.50       9/15/2066            1,023
                                                                                            --------
             Total Financials                                                                 27,754
                                                                                            --------
             INDUSTRIALS (1.4%)
             ----------------
             TRUCKING (1.4%)
    2,289    YRC Worldwide, Inc.(b)                            8.00       2/12/2019            2,337
                                                                                            --------
             MATERIALS (1.9%)
             ---------------
             GOLD (1.9%)
CAD 4,750    Allied Nevada Gold Corp.(c),(j)                   8.75       2/01/2019            3,316
                                                                                            --------
             TELECOMMUNICATION SERVICES (1.5%)
             --------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    3,000    NII International Telecom SCA(c)                  7.88       8/15/2019            2,618
                                                                                            --------
             UTILITIES (7.4%)
             ---------------
             ELECTRIC UTILITIES (3.9%)
    1,800    NextEra Energy Capital Holdings, Inc.             6.35      10/01/2066            1,776
    1,831    NextEra Energy Capital Holdings, Inc.             7.30       9/01/2067            2,020
    3,000    PPL Capital Funding, Inc.                         6.70       3/30/2067            3,062
                                                                                            --------
                                                                                               6,858
                                                                                            --------
             MULTI-UTILITIES (3.5%)
    2,000    Dominion Resources, Inc.                          2.53(d)    9/30/2066            1,861
    2,005    Integrys Energy Group, Inc.                       6.11      12/01/2066            2,061
    2,027    Puget Sound Energy, Inc.                          6.97       6/01/2067            2,121
                                                                                            --------
                                                                                               6,043
                                                                                            --------
             Total Utilities                                                                  12,901
                                                                                            --------
             Total Corporate Obligations (cost: $67,776)                                      70,245
                                                                                            --------

             EURODOLLAR AND YANKEE OBLIGATIONS (8.5%)

             ENERGY (1.8%)
             ------------
             OIL & GAS STORAGE & TRANSPORTATION (1.8%)
    3,000    Trans-Canada Pipelines Ltd.(a)                    6.35       5/15/2067            3,131
                                                                                            --------

================================================================================

14  | USAA FLEXIBLE INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             FINANCIALS (2.5%)
             ----------------
             LIFE & HEALTH INSURANCE (1.2%)
  $ 2,000    Great-West Life & Annuity Insurance
               Capital, LP(c)                                  7.15%      5/16/2046         $  2,080
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    2,190    QBE Capital Funding III Ltd.(c)                   7.25       5/24/2041            2,363
                                                                                            --------
             Total Financials                                                                  4,443
                                                                                            --------
             MATERIALS (2.9%)
             ---------------
             GOLD (2.9%)
    6,000    St. Barbara Ltd.(c)                               8.88       4/15/2018            4,995
                                                                                            --------
             UTILITIES (1.3%)
             ---------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
    2,000    AES Gener S.A.(c)                                 8.38      12/18/2073            2,255
                                                                                            --------
             Total Eurodollar and Yankee Obligations
               (cost: $14,749)                                                                14,824
                                                                                            --------

             COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
      932    Sequoia Mortgage Trust                            1.05(d)    9/20/2033              814
    2,146    Structured Asset Mortgage Investments, Inc.       0.66(d)    7/19/2035            1,907
      993    Wells Fargo Mortgage Backed Securities Trust      4.98(d)    4/25/2035              964
                                                                                            --------
             Total Collateralized Mortgage Obligations
               (cost: $3,703)                                                                  3,685
                                                                                            --------

             COMMERCIAL MORTGAGE SECURITIES (15.1%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (15.1%)
    2,700    Banc of America Commercial Mortgage, Inc.         5.42      10/10/2045            2,815
    2,000    Banc of America Commercial Mortgage, Inc.         6.46       2/10/2051            2,159
    2,000    Bear Stearns Commercial Mortgage
               Securities, Inc.(c)                             5.66       9/11/2041            1,974
    2,770    CD Commercial Mortgage Trust                      5.69      10/15/2048            2,689
    2,000    Citigroup Commercial Mortgage Trust               6.34      12/10/2049            2,062
    2,000    GE Capital Commercial Mortgage Corp.              5.49      11/10/2045            2,042
    1,000    GS Mortgage Securities Corp. II                   5.75       4/10/2038            1,043
   28,796    GS Mortgage Securities Trust,
               acquired 1/02/2014; cost $1,173(c),(f)          1.25       3/10/2044            1,016
   35,619    JPMBB Commercial Mortgage Securities Trust,
               acquired 4/30/2014; cost $2,325(f)              1.45       4/15/2047            2,296
    3,000    Merrill Lynch Mortgage Trust                      6.03       6/12/2050            3,165
    2,000    Morgan Stanley Capital I Trust                    5.68       3/12/2044            2,021
    3,053    Wachovia Bank Commercial Mortgage Trust           5.37      11/15/2048            2,985
                                                                                            --------
                                                                                              26,267
                                                                                            --------
             Total Commercial Mortgage Securities (cost: $25,777)                             26,267
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)        SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (0.6%)

             NOTES (0.6%)
  $ 1,000    2.50%, 8/15/2023(i) (cost: $991)                                               $  1,006
                                                                                            --------

----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (21.5%)

             COMMON STOCKS (17.9%)

             CONSUMER DISCRETIONARY (1.7%)
             ----------------------------
             AUTOMOBILE MANUFACTURERS (1.7%)
   80,000    General Motors Co.(a)                                                             2,904
                                                                                            --------
             ENERGY (2.3%)
             ------------
             INTEGRATED OIL & GAS (1.0%)
  200,000    Gazprom OAO ADR*                                                                  1,743
                                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
  100,000    Approach Resources, Inc.*                                                         2,273
                                                                                            --------
             Total Energy                                                                      4,016
                                                                                            --------
             FINANCIALS (8.6%)
             ----------------
             ASSET MANAGEMENT & CUSTODY BANKS (4.8%)
  250,000    Apollo Investment Corp.                                                           2,152
  130,000    Ares Capital Corp.                                                                2,322
   70,000    KKR & Co. LP                                                                      1,703
  200,000    Prospect Capital Corp.                                                            2,125
                                                                                            --------
                                                                                               8,302
                                                                                            --------
             REITs - MORTGAGE (2.5%)
  200,000    Annaly Capital Management, Inc.(a)                                                2,286
  100,000    Hatteras Financial Corp.(a)                                                       1,981
                                                                                            --------
                                                                                               4,267
                                                                                            --------
             REITs - SPECIALIZED (1.3%)
   50,000    Plum Creek Timber Co., Inc.                                                       2,255
                                                                                            --------
             Total Financials                                                                 14,824
                                                                                            --------
             MATERIALS (5.3%)
             ---------------
             PRECIOUS METALS & MINERALS (5.3%)
  121,500    Alamos Gold, Inc.                                                                 1,232
  103,000    Goldcorp, Inc.(a)                                                                 2,875

================================================================================

16  | USAA FLEXIBLE INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
  600,000    Kinross Gold Corp.*                                                            $  2,484
  104,000    Newmont Mining Corp.(a)                                                           2,646
                                                                                            --------
                                                                                               9,327
                                                                                            --------
             Total Materials                                                                   9,327
                                                                                            --------
             Total Common Stocks (cost: $29,607)                                              30,981
                                                                                            --------

             PREFERRED STOCKS (3.6%)

             CONSUMER STAPLES (1.2%)
             ----------------------
             AGRICULTURAL PRODUCTS (1.2%)
   20,000    Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(c)                                                        2,155
                                                                                            --------
             FINANCIALS (2.4%)
             ----------------
             REITs - MORTGAGE (1.4%)
  100,000    Arbor Realty Trust, Inc., 7.38%*                                                  2,501
                                                                                            --------
             THRIFTS & MORTGAGE FINANCE (1.0%)
  150,000    Freddie Mac, 8.38%, perpetual*                                                    1,644
                                                                                            --------
             Total Financials                                                                  4,145
                                                                                            --------
             Total Preferred Stocks (cost: $5,310)                                             6,300
                                                                                            --------
             Total Equity Securities (cost: $34,917)                                          37,281
                                                                                            --------

             MONEY MARKET INSTRUMENTS (9.9%)

             MONEY MARKET FUNDS (9.9%)
17,150,017   State Street Institutional Liquid Reserve Fund, 0.06%(h)                         17,150
                                                                                            --------
             Total Money Market Instruments (cost: $17,150)                                   17,150
                                                                                            --------

             TOTAL INVESTMENTS (COST: $165,063)                                             $170,458
                                                                                            ========

--------------------------------------------------------------------------------------------------------
NUMBER OF                                                                    CONTRACT         UNREALIZED
CONTRACTS                                                     EXPIRATION       VALUE      (DEPRECIATION)
LONG/(SHORT)                                                     DATE          (000)               (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (15.0%)
      (60)    10 Year SGX Mini JGB Futures                    09/09/2014       $ (8,626)         $   (16)
      (70)    Japanese Yen Currency Futures                   09/15/2014         (8,645)             (59)
      (73)    Russell 2000 Mini Futures                       09/19/2014         (8,689)            (254)
                                                                               --------          -------

              TOTAL FUTURES                                                    $(25,960)         $  (329)
                                                                               ========          =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS             TOTAL
--------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $      -           $  70,245             $-        $   70,245
  Eurodollar and Yankee Obligations               -              14,824              -            14,824
  Collateralized Mortgage Obligations             -               3,685              -             3,685
  Commercial Mortgage Securities                  -              26,267              -            26,267
  U.S. Treasury Securities                    1,006                   -              -             1,006
Equity Securities:
  Common Stocks                              30,981                   -              -            30,981
  Preferred Stocks                                -               6,300              -             6,300
Money Market Instruments:
  Money Market Funds                         17,150                   -              -            17,150
--------------------------------------------------------------------------------------------------------
Total                                      $ 49,137           $ 121,321             $-        $  170,458
--------------------------------------------------------------------------------------------------------

LIABILITIES                                                                                        TOTAL
--------------------------------------------------------------------------------------------------------
Futures (1)                                $   (329)          $       -             $-        $     (329)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.3% of net assets at June 30, 2014.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans.
    The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    CAD  Canadian Dollar
    JGB  Japanese Government Bond
    REIT Real estate investment trust
    SGX  Singapore Exchange

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2014.

    (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2014. The weighted

================================================================================

20  | USAA FLEXIBLE INCOME FUND

================================================================================

         average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2014, was $3,312,000, which represented 1.9% of the Fund's net assets.

    (g)  In U.S. dollars unless otherwise noted.

    (h) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

    (i) Securities with a value of $624,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (j) Security was fair valued at June 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,316,000, which represented 1.9% of net assets of the Fund.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $165,063)                     $170,458
  Cash                                                                                   541
  Receivables:
    Capital shares sold                                                                  300
    USAA Asset Management Company (Note 6C)                                                3
    Dividends and interest                                                             1,143
    Securities sold                                                                    2,545
                                                                                    --------
      Total assets                                                                   174,990
                                                                                    --------
LIABILITIES
  Payables:
    Securities purchased                                                                 849
    Capital shares redeemed                                                              111
  Variation margin on futures contracts                                                  355
  Accrued management fees                                                                 69
  Accrued transfer agent's fees                                                            2
  Other accrued expenses and payables                                                     25
                                                                                    --------
      Total liabilities                                                                1,411
                                                                                    --------
        Net assets applicable to capital shares outstanding                         $173,579
                                                                                    ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $164,452
  Accumulated undistributed net investment income                                        248
  Accumulated net realized gain on investments and futures transactions                3,813
  Net unrealized appreciation of investments and futures contracts                     5,066
                                                                                    --------
        Net assets applicable to capital shares outstanding                         $173,579
                                                                                    ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $59,008/5,567 shares outstanding)                    $  10.60
                                                                                    ========
    Institutional Shares (net assets of $109,135/10,294 shares outstanding)         $  10.60
                                                                                    ========
    Adviser Shares (net assets of $5,436/513 shares outstanding)                    $  10.60
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

22  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $5)                                   $    894
  Interest                                                                             3,321
                                                                                    --------
      Total income                                                                     4,215
                                                                                    --------
EXPENSES
  Management fees                                                                        374
  Administration and servicing fees:
    Fund Shares                                                                           32
    Institutional Shares                                                                  51
    Adviser Shares                                                                         4
  Transfer agent's fees:
    Fund Shares                                                                           13
    Institutional Shares                                                                  51
  Distribution and service fees (Note 6E):
    Adviser Shares                                                                         6
  Custody and accounting fees:
    Fund Shares                                                                           13
    Institutional Shares                                                                  28
    Adviser Shares                                                                         1
  Postage:
    Fund Shares                                                                            2
  Shareholder reporting fees:
    Fund Shares                                                                            5
  Trustees'fees                                                                           11
  Registration fees:
    Fund Shares                                                                           21
    Institutional Shares                                                                  21
    Adviser Shares                                                                        21
  Professional fees                                                                       42
  Other                                                                                    5
                                                                                    --------
      Total expenses                                                                     701
                                                                                    --------
  Expenses reimbursed:
    Institutional Shares                                                                 (40)
    Adviser Shares                                                                       (16)
                                                                                    --------
      Net expenses                                                                       645
                                                                                    --------
NET INVESTMENT INCOME                                                                  3,570
                                                                                    --------

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                                        3,810
    Futures transactions                                                                (679)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                        5,872
    Foreign currency translations                                                         (1)
    Futures contracts                                                                   (367)
                                                                                    --------
        Net realized and unrealized gain                                               8,635
                                                                                    --------
  Increase in net assets resulting from operations                                  $ 12,205
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

24  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and period ended December 31, 2013

--------------------------------------------------------------------------------

                                                                 6/30/2014       12/31/2013*
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   3,570       $     2,393
  Net realized gain on investments                                   3,810             1,154
  Net realized loss on futures transactions                           (679)             (112)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      5,872              (476)
    Foreign currency translations                                       (1)                1
    Futures contracts                                                 (367)               37
                                                                 ---------------------------
    Increase in net assets resulting from operations                12,205             2,997
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                       (961)             (540)
    Institutional Shares                                            (2,239)           (1,753)
    Adviser Shares                                                    (105)              (84)
                                                                 ---------------------------
      Total distributions of net investment income                  (3,305)           (2,377)
                                                                 ---------------------------
  Net realized gains:
    Fund Shares                                                          -               (92)
    Institutional Shares                                                 -              (286)
    Adviser Shares                                                       -               (15)
                                                                 ---------------------------
      Total distributions of net realized gains                          -              (393)
                                                                 ---------------------------
  Distributions to shareholders                                     (3,305)           (2,770)
                                                                 ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                       24,831            31,647
  Institutional Shares                                               5,980            96,859
  Adviser Shares                                                       135             5,000
                                                                 ---------------------------
      Total net increase in net assets from
        capital share transactions                                  30,946           133,506
                                                                 ---------------------------
  Net increase in net assets                                        39,846           133,733

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NET ASSETS
  Beginning of period                                        133,733                 -
                                                            --------------------------
  End of period                                             $173,579          $133,733
                                                            ==========================
Accumulated undistributed net investment income (loss):
  End of period                                             $    248          $    (17)
                                                            ==========================

*Fund commenced operations on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

26  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return through a combination of income and capital appreciation.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and

================================================================================

28  | USAA FLEXIBLE INCOME FUND

================================================================================

        asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services,

================================================================================

30  | USAA FLEXIBLE INCOME FUND

================================================================================

        broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A2. Additionally, bonds, except U.S. Treasury securities, are valued based on methods discussed in Note 1A1.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at June 30, 2014, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

32  | USAA FLEXIBLE INCOME FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2014* (IN THOUSANDS)

                                       ASSET DERIVATIVES               LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                            STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT             ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS            LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS         LOCATION          FAIR VALUE          LOCATION          FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts                          $-                 Net unrealized      $ 16**
                                                                    depreciation of
                                                                    investments and
                                                                    futures contracts

Equity contracts                                                    Net unrealized       254**
                                                                    depreciation of
                                                                    investments and
                                                                    futures contracts

Foreign exchange contracts                                          Net unrealized        59**
                                                                    depreciation of
                                                                    investments and
                                                                    futures contracts
----------------------------------------------------------------------------------------------
Total                                            $-                                     $329
----------------------------------------------------------------------------------------------

     * For open derivative instruments as of June 30, 2014, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2014.

    ** Includes cumulative depreciation of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2014 (IN THOUSANDS)

                                                                                              CHANGE IN
                                                                                              UNREALIZED
DERIVATIVES NOT                                                                               APPRECIATION
ACCOUNTED FOR AS                   STATEMENT OF                     REALIZED GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS                OPERATIONS LOCATION              ON DERIVATIVES            ON DERIVATIVES
------------------------------------------------------------------------------------------------------------
Interest rate contracts            Net realized and                 $ (149)                       $ (53)
                                   unrealized gain (loss)
                                   on futures transactions/
                                   Change in unrealized
                                   appreciation (depreciation)
                                   of futures contracts

Equity contracts                   Net realized and                   (530)                        (255)
                                   unrealized gain (loss)
                                   on futures transactions/
                                   Change in unrealized
                                   appreciation (depreciation)
                                   of futures contracts

Foreign exchange contracts         Net realized and                      -                          (59)
                                   unrealized gain (loss)
                                   on futures transactions/
                                   Change in unrealized
                                   appreciation (depreciation)
                                   of futures contracts
------------------------------------------------------------------------------------------------------------
 Total                                                              $ (679)                       $(367)
------------------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

34  | USAA FLEXIBLE INCOME FUND

================================================================================

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to

================================================================================

36  | USAA FLEXIBLE INCOME FUND

================================================================================

availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2014, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2014.

(3) DISTRIBUTIONS
The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

the Fund's tax return filings generally remains open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six month period ended June 30, 2014, were $94,390,000 and $79,034,000, respectively.

As of June 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2014, for federal income tax purposes, were $6,352,000 and $957,000, respectively, resulting in net unrealized appreciation of $5,395,000.

(5) CAPITAL SHARE TRANSACTIONS
At June 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

38  | USAA FLEXIBLE INCOME FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED              PERIOD ENDED
                                         JUNE 30, 2014            DECEMBER 31, 2013*
                                      -------------------------------------------------
                                       SHARES        AMOUNT       SHARES        AMOUNT
                                      -------------------------------------------------
FUND SHARES:
Shares sold                              2,642       $ 27,334        3,282      $32,790
Shares issued from
  reinvested dividends                      37            384           14          137
Shares redeemed                           (279)        (2,887)        (129)      (1,280)
                                      -------------------------------------------------
Net increase from capital
  share transactions                     2,400       $ 24,831        3,167      $31,647
                                      =================================================
INSTITUTIONAL SHARES:
Shares sold                                379       $  3,948        9,524      $94,926
Shares issued from
  reinvested dividends                     206          2,126          195        1,939
Shares redeemed                             (9)           (94)          (1)          (6)
                                      -------------------------------------------------
Net increase from capital
  share transactions                       576       $  5,980        9,718      $96,859
                                      =================================================
ADVISER SHARES:
Shares sold                                 14       $    145          500      $ 5,000
Shares issued from
  reinvested dividends                       -**            1            -            -
Shares redeemed                             (1)           (11)          (-)**        (-)**
                                      -------------------------------------------------
Net increase from capital
  share transactions                        13       $    135          500      $ 5,000
                                      =================================================

 * Fund commenced operations on July 12, 2013

** Represents less than 500 shares or $500.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2014, there are no subadvisers.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $374,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $32,000, $51,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2014, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through May 1, 2015, to limit the total annual operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares to 1.00%, 0.80%, and 1.25%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares, Institutional Shares, and the Adviser Shares for all expenses in

================================================================================

40  | USAA FLEXIBLE INCOME FUND

================================================================================

    excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2014, the Fund incurred reimbursable expenses from the Manager for the Institutional Shares and the Adviser Shares of $40,000 and $16,000, respectively, of which $3,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $13,000, $51,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended June 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       7.8
USAA Target Retirement 2020 Fund                                        12.4
USAA Target Retirement 2030 Fund                                        17.7
USAA Target Retirement 2040 Fund                                        14.9
USAA Target Retirement 2050 Fund                                         6.9
USAA Target Retirement 2060 Fund                                         0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2014, USAA and its affiliates owned 2,504,000 Fund Shares, 501,000 Institutional Shares, and 500,000 Adviser Shares, which represent 45.0% of the Fund Shares, 4.9% of the Institutional Shares and 97.5% of the Adviser Shares and 21.4% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA FLEXIBLE INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED        PERIOD ENDED
                                                    JUNE 30,          DECEMBER 31,
                                                  -------------------------------
                                                     2014                 2013***
                                                  -------------------------------
Net asset value at beginning of period               $   9.99             $ 10.00
                                                     ----------------------------
Income (loss) from investment operations:
  Net investment income(a)                                .24                 .22
  Net realized and unrealized gain (loss)(a)              .59                (.02)
                                                     ----------------------------
Total from investment operations(a)                       .83                 .20
                                                     ----------------------------
Less distributions from:
  Net investment income                                  (.22)               (.18)
  Realized capital gains                                    -                (.03)
                                                     ----------------------------
Total distributions                                      (.22)               (.21)
                                                     ----------------------------
Net asset value at end of period                     $  10.60             $  9.99
                                                     ============================
Total return (%)*                                        8.37                2.02
Net assets at end of period (000)                    $ 59,008             $31,636
Ratios to average net assets:**
  Expenses (%)(c)                                         .96                1.00(b)
  Expenses, excluding reimbursements (%)(c)               .96                1.00(b)
  Net investment income (%)(c)                           4.70                4.10
Portfolio turnover (%)                                     55                  39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $43,473,000.
*** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the six-month period ended
    June 30, 2014, average shares were 4,230,000.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 43

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED         PERIOD ENDED
                                                     JUNE 30,           DECEMBER 31,
                                                   ---------------------------------
                                                         2014                2013***
                                                   ---------------------------------
Net asset value at beginning of period               $   9.99             $ 10.00
                                                     ----------------------------
Income (loss) from investment operations:
  Net investment income(a)                                .25                 .24
  Net realized and unrealized gain (loss)(a)              .58                (.03)
                                                     ----------------------------
Total from investment operations(a)                       .83                 .21
                                                     ----------------------------
Less distributions from:
  Net investment income                                  (.22)               (.19)
  Realized capital gains                                    -                (.03)
                                                     ----------------------------
Total distributions                                      (.22)               (.22)
                                                     ----------------------------
Net asset value at end of period                     $  10.60             $  9.99
                                                     ============================
Total return (%)*                                        8.44                2.09
Net assets at end of period (000)                    $109,135             $97,101
Ratios to average net assets:**
  Expenses (%)(c)                                         .80                 .80(b)
  Expenses, excluding reimbursements (%)(c)               .88                 .88(b)
  Net investment income (%)(c)                           4.81                4.65
Portfolio turnover (%)                                     55                  39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $102,384,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the six-month period ended
    June 30, 2014, average shares were 9,945,000.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA FLEXIBLE INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED          PERIOD ENDED
                                                     JUNE 30,            DECEMBER 31,
                                                   ----------------------------------
                                                         2014                2013***
                                                   ----------------------------------
Net asset value at beginning of period               $   9.99             $ 10.00
                                                     ----------------------------
Income (loss) from investment operations:
  Net investment income(a)                                .22                 .20
  Net realized and unrealized gain (loss)(a)              .60                (.01)
                                                     ----------------------------
Total from investment operations(a)                       .82                 .19
                                                     ----------------------------
Less distributions from:
  Net investment income                                  (.21)               (.17)
  Realized capital gains                                    -                (.03)
                                                     ----------------------------
Total distributions                                      (.21)               (.20)
                                                     ----------------------------
Net asset value at end of period                     $  10.60             $  9.99
                                                     ============================
Total return (%)*                                        8.25                1.90
Net assets at end of period (000)                    $  5,436             $ 4,996
Ratios to average net assets:**
  Expenses (%)(c)                                        1.25                1.25(b)
  Expenses, excluding reimbursements (%)(c)              1.88                1.54(b)
  Net investment income (%)(c)                           4.36                3.76
Portfolio turnover (%)                                     55                  39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended June 30, 2014, average net assets were $5,199,000.

*** Adviser Shares commenced operations on July 12, 2013.

(a) Calculated using average shares. For the six-month period ended June 30, 2014, average shares were 504,000.

(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 45

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

46  | USAA FLEXIBLE INCOME FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                     EXPENSES PAID
                                          BEGINNING                ENDING           DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE      JANUARY 1, 2014 -
                                        JANUARY 1, 2014         JUNE 30, 2014        JUNE 30, 2014
                                        ------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,083.73                 $4.96
Hypothetical
  (5% return before expenses)               1,000.00              1,020.03                  4.81

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,084.38                  4.13
Hypothetical
  (5% return before expenses)               1,000.00              1,020.83                  4.01

ADVISER SHARES
Actual                                      1,000.00              1,082.47                  6.45
Hypothetical
  (5% return before expenses)               1,000.00              1,018.60                  6.26

* Expenses are equal to the annualized expense ratio of 0.96% for Fund Shares, 0.80% for Institutional Shares, and 1.25% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.37% for Fund Shares, 8.44% for Institutional Shares, and 8.25% for Adviser Shares for the six-month period of January 1, 2014, through June 30, 2014.
================================================================================

                                                            EXPENSE EXAMPLE | 47

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing

================================================================================

48  | USAA FLEXIBLE INCOME FUND

================================================================================

one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services

================================================================================

                                                      ADVISORY AGREEMENT(S) | 49

================================================================================

under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. The Board also took into account management's discussion of the Fund's expenses and noted the Manager's current undertakings to maintain expense limitations for the Fund.

================================================================================

50  | USAA FLEXIBLE INCOME FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the five-month period ended December 31, 2013.

The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the five-month period ended December 31, 2013. The Board took into account that the Fund commenced operations on July 12, 2013, and therefore, has a limited performance history.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of

================================================================================

                                                      ADVISORY AGREEMENT(S) | 51

================================================================================

profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund's limited performance history; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA FLEXIBLE INCOME FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select `I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     8/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     8/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     8/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.